Cost of Sales - Schedule of Cost of Sales (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Analysis of income and expense [abstract]
Production and delivery	$ 493,370	$ 559,066
Depreciation and depletion	176,024	183,919
Cost of sales	$ 669,394	$ 742,985